Administrative expenses (Tables)	3 Months Ended
Mar. 31, 2026
Administrative expenses.
Schedule of administrative expenses

	Three months ended
	March 31,	March 31,
	2026	2025(a)
	$'m	$'m

Staff costs(b)	73.7	39.8
Net loss allowance on trade receivables	4.0	0.3
Professional fees	13.7	9.4
Facilities, short-term rental and upkeep	7.7	7.2
Travel costs	2.5	2.3
Depreciation	1.4	2.4
Amortization	0.2	0.2
Net gain on disposal of property, plant and equipment and right-of-use assets	(1.5)	(1.0)
Business combination costs	9.2	0.9
Net impairment loss/(reversal) of withholding tax receivables(c)	5.5	(12.4)
Other	4.3	3.6
	120.7	52.7